Business Description and Accounting Policies: Cash Flows (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Cash Flows

Cash Flows

The Company considers unrestricted cash and cash investments with initial maturity or marketability of three months or less to be cash equivalents for purposes of presenting its Statement of Cash Flows. Cash investments whose use is limited through collateral restrictions are not considered to be cash for cash flows.